Brumadinho dam failure (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,060
Revision to estimates	(20)
Monetary and present value adjustments	143
Disbursements	(400)
Translation adjustment	(371)
Balance at the ending	2,412
Judicial Settlement For Brumadinho [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,997
Revision to estimates	(51)
Monetary and present value adjustments	91
Disbursements	(247)
Translation adjustment	(239)
Balance at the ending	1,551
Judicial Settlement For Brumadinho [Member] | Payment Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	562
Revision to estimates	(8)
Monetary and present value adjustments	28
Disbursements	(100)
Translation adjustment	(66)
Balance at the ending	416
Judicial Settlement For Brumadinho [Member] | Provision For Socio Economic Reparation And Others [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	592
Revision to estimates	(11)
Monetary and present value adjustments	37
Disbursements	(92)
Translation adjustment	(70)
Balance at the ending	456
Judicial Settlement For Brumadinho [Member] | Provision For Social And Environmental Reparation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	843
Revision to estimates	(32)
Monetary and present value adjustments	26
Disbursements	(55)
Translation adjustment	(103)
Balance at the ending	679
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,063
Revision to estimates	31
Monetary and present value adjustments	52
Disbursements	(153)
Translation adjustment	(132)
Balance at the ending	861
Other Obligations [Member] | Tailings Containment And Geotechnical Safety [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	684
Revision to estimates	(12)
Monetary and present value adjustments	28
Disbursements	(69)
Translation adjustment	(84)
Balance at the ending	547
Other Obligations [Member] | Individual Indemnification [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	83
Revision to estimates
Monetary and present value adjustments	6
Disbursements	(44)
Translation adjustment	(7)
Balance at the ending	38
Other Obligations [Member] | Other Commitments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	296
Revision to estimates	43
Monetary and present value adjustments	18
Disbursements	(40)
Translation adjustment	(41)
Balance at the ending	$ 276